Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 74.0
2025	54.6
2026	37.6
2027	15.8
2028	6.0
Thereafter	4.8
Total	192.8
Interest	(15.6)
Present value of lease liabilities	$ 177.2	$ 137.2